                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED MAY 20, 2003
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
               (MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS)
                             DATED JANUARY 1, 2003

     Effective as of April 14, 2003, the fourth paragraph under "Valuation" on page 23 is replaced in its entirety with the following:

     The Bond Funds and the Equity Funds will value securities for which the principal market is a securities exchange or an over-the-counter market at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Short-term securities are valued at amortized cost, which approximates current value.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                                                   SUP-SAI 05/03